Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax) (Detail) - Fair value hedges - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Foreign exchange contracts | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	¥ (8,369)	¥ (5,630)	¥ (19,004)	¥ (7,104)
Foreign exchange contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	7	3	24	17
Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	0	0	0	0
Options held/written and other | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	0	0	0	0
Options held/written and other | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	0	0	0	0
Options held/written and other | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	¥ 19	¥ 14	¥ 44	¥ 41